Tax - Other (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax
Current tax expense related to Top-up tax	£ 0	£ 20
Deferred tax asset	1,252	1,876
Deferred tax liability	104	99
Tax losses and other temporary differences for which no deferred tax asset has been recognised	23,385	23,238	£ 24,438
Deferred tax assets that have not been recognised	4,882	4,960	5,168
Deferred tax liabilities not recognised	258	269	256
Underlying temporary differences in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches	1,022	1,241	£ 1,005
Expected future taxation from unrecognised deferred tax liabilities	0
After 10 years
Deferred tax
Tax losses and other temporary differences for which no deferred tax asset has been recognised	£ 4,176
UK
Deferred tax
Limit of offset of losses carried forward (as a percent)	25.00%
Total losses carried forward
Deferred tax
Deferred tax asset	£ 814	1,106
Total losses carried forward | NatWest Markets Plc
Deferred tax
Tax losses and other temporary differences for which no deferred tax asset has been recognised	5,553
Total losses carried forward | National Westminster Bank Plc
Deferred tax
Deferred tax asset	55	333
Tax losses for which deferred tax assets are recognised	220
Tax losses carried forward	1,036
Total losses carried forward | RBS plc
Deferred tax
Deferred tax asset	622	685
Tax losses for which deferred tax assets are recognised	2,489
Total losses carried forward | Ulydien DAC
Deferred tax
Deferred tax asset	5	5
Tax losses for which deferred tax assets are recognised	40
Total losses carried forward | NWM N.V.
Deferred tax
Deferred tax asset	132	83
Tax losses for which deferred tax assets are recognised	512
Tax losses carried forward	2,371
Total losses carried forward | UK
Deferred tax
Deferred tax asset	677	1,018
Total losses carried forward | UK | National Westminster Bank Plc
Deferred tax
Deferred tax asset	55	333
Total losses carried forward | UK | RBS plc
Deferred tax
Deferred tax asset	622	£ 685
Total losses carried forward | IRELAND | Ulydien DAC
Deferred tax
Tax losses that will cease upon exit of operations in country	£ 10,262